Fair Value of Financial Instruments and Risk Management - Fair Value Hierarchy (Details) - Recurring - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets
Other investments	$ 145	$ 150
Assets, total fair value	205	503
Liabilities
Liabilities, total fair value	(218)	(198)
Energy contracts subject to regulatory deferral
Assets
Assets	49	304
Liabilities
Liabilities	(209)	(164)
Energy contracts not subject to regulatory deferral
Assets
Assets	6	49
Liabilities
Liabilities	(3)	(8)
Foreign exchange contracts
Assets
Assets	5
Total return and cross-currency interest rate swaps
Liabilities
Liabilities	(6)
Foreign exchange contracts, total return and cross-currency interest rate swaps
Liabilities
Liabilities		(26)
Level 1
Assets
Other investments	145	150
Assets, total fair value	145	150
Liabilities
Liabilities, total fair value	0	0
Level 1 | Energy contracts subject to regulatory deferral
Assets
Assets	0	0
Liabilities
Liabilities	0	0
Level 1 | Energy contracts not subject to regulatory deferral
Assets
Assets	0	0
Liabilities
Liabilities	0	0
Level 1 | Foreign exchange contracts
Assets
Assets	0
Level 1 | Total return and cross-currency interest rate swaps
Liabilities
Liabilities	0
Level 1 | Foreign exchange contracts, total return and cross-currency interest rate swaps
Liabilities
Liabilities		0
Level 2
Assets
Other investments	0	0
Assets, total fair value	60	353
Liabilities
Liabilities, total fair value	(218)	(198)
Level 2 | Energy contracts subject to regulatory deferral
Assets
Assets	49	304
Liabilities
Liabilities	(209)	(164)
Level 2 | Energy contracts not subject to regulatory deferral
Assets
Assets	6	49
Liabilities
Liabilities	(3)	(8)
Level 2 | Foreign exchange contracts
Assets
Assets	5
Level 2 | Total return and cross-currency interest rate swaps
Liabilities
Liabilities	(6)
Level 2 | Foreign exchange contracts, total return and cross-currency interest rate swaps
Liabilities
Liabilities		(26)
Level 3
Assets
Other investments	0	0
Assets, total fair value	0	0
Liabilities
Liabilities, total fair value	0	0
Level 3 | Energy contracts subject to regulatory deferral
Assets
Assets	0	0
Liabilities
Liabilities	0	0
Level 3 | Energy contracts not subject to regulatory deferral
Assets
Assets	0	0
Liabilities
Liabilities	0	0
Level 3 | Foreign exchange contracts
Assets
Assets	0
Level 3 | Total return and cross-currency interest rate swaps
Liabilities
Liabilities	$ 0
Level 3 | Foreign exchange contracts, total return and cross-currency interest rate swaps
Liabilities
Liabilities		$ 0